Leases - Lessor Leases - Amounts recognised in consolidated income statement (Details) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Amounts included in consolidated income statement for finance leases
Finance income on the net investment in leases	£ 314
Amounts included in consolidated income statement for operating leases
Lease income	£ 27